UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		1010 Washington Boulevard
			Stamford, CT  06901

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-978-0250

Signature,      Place,                  and Date of Signing:

John Kim   Stamford, Connecticut   August 14, 2008

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		20

Form 13F Information Table Value Total:		$ 35,954
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     3140	 26 SH	     Sole				          26
BERKSHIRE HATHAWAY INC CL B    COM	        084670207     5396     1345 SH	     Sole				        1345
BOSTON SCIENTIFIC  	       COM	        101137107      217    17650 SH	     Sole				       17650
CH ROBINSON WORLDWIDE INC      COM	        12541W209     2456    44780 SH	     Sole				       44780
CME GROUP, INC. 	       COM	        12572Q105     1571     4100 SH	     Sole				        4100
COPART INC 		       COM	        217204106     3066    71593 SH	     Sole				       71593
FACTSET RESEARCH SYS INC       COM              303075105     2123    37670 SH       Sole                                      37670
FASTENAL CO.  		       COM	        311900104     2795    64761 SH	     Sole				       64761
JOHNSON & JOHNSON	       COM	        478160104     3348    52041 SH	     Sole				       52041
LAMAR ADVERTISING              COM              512815101     3246    90085 SH       Sole                                      90085
LKQ CORPORATION		       COM	        501889208      822    45510 SH	     Sole				       45510
MEDIA & ENTMT HOLDINGS INC     *W EXP03/09/2011 58439W116       10    28410 SH	     Sole				       28410
MICROSOFT CORP 		       COM	        594918104     2712    98580 SH	     Sole				       98580
ROBERT HALF, INC. 	       COM	        770323103      270    11265 SH	     Sole				       11265
SEI INVESTMENTS CO  	       COM	        784117103     3330   141600 SH	     Sole				      141600
STATE STREET CORP 	       COM	        857477103      282     4410 SH	     Sole				        4410
STONELEIGH PARTNERS ACQUS CO   COM	        861923100      121    15700 SH	     Sole				       15700
STONELEIGH PARTNERS ACQUS CO   *W EXP05/31/2011 861923126       36    85700 SH	     Sole				       85700
STRATASYS  		       COM	        862685104      799    43305 SH	     Sole				       43305
TIME WARNER  		       COM	        887317105      214    14450 SH	     Sole				       14450




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